-------------------------
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                                                       -------------------------
                                                       OMB Number: 3235-0570

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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-10529
                                   ---------------------------------------------

                                  The GKM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  11150 Santa Monica Boulevard, Suite 850    Los Angeles, California   90025
--------------------------------------------------------------------------------
                (Address of principal executive offices)             (Zip code)

                                 Timothy J. Wahl

GKM Advisers, LLC   11150 Santa Monica Blvd., Suite 850   Los Angeles, CA  90025
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605

Date of fiscal year end:         July 31, 2009
                            ---------------------------

Date of reporting period:        January 31, 2009
                            ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

================================================================================

                                   GKM FUNDS


                                 GKM GROWTH FUND


                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2009

                                   (UNAUDITED)


================================================================================

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO INFORMATION
JANUARY 31, 2009 (UNAUDITED)
================================================================================

      SECTOR CONCENTRATION VS. THE S&P 500 INDEX (% OF TOTAL INVESTMENTS)

                              [BAR CHART OMITTED]

                                             GKM Growth         S&P 500
                                                Fund             Index
                                           --------------------------------
Consumer Discretionary                            3.5%             8.2%
Consumer Staples                                  5.0%            12.9%
Energy                                            0.0%            14.1%
Financials                                        0.0%            10.7%
Health Care                                      32.8%            15.9%
Industrials                                       7.0%            10.6%
Information Technology                           45.5%            16.2%
Materials                                         6.2%             3.1%
Telecommunication Services                        0.0%             3.7%
Utilities                                         0.0%             4.6%


TOP 10 EQUITY HOLDINGS
                                                                   % OF
      SECURITY DESCRIPTION                                      NET ASSETS
      ----------------------------------------                  ----------
      Google, Inc. - Class A                                       4.9%
      Oracle Corporation                                           4.1%
      Intuit, Inc.                                                 3.3%
      Abbott Laboratories                                          3.1%
      Apple, Inc.                                                  3.1%
      Scotts Miracle-Gro Company (The) - Class A                   3.1%
      Medtronic, Inc.                                              2.8%
      Applied Materials, Inc.                                      2.8%
      Microsoft Corporation                                        2.8%
      International Business Machines Corporation                  2.7%

GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 107.4%                                   SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.8%
   HOUSEHOLD DURABLES -- 1.5%
   Garmin Ltd. ....................................       20,800   $    364,624
                                                                   ------------

   SPECIALTY RETAIL -- 2.3%
   Bed Bath & Beyond, Inc.(a) .....................       13,700        318,251
   PetSmart, Inc. .................................       13,700        257,149
                                                                   ------------
                                                                        575,400
                                                                   ------------
CONSUMER STAPLES -- 5.4%
   BEVERAGES -- 2.6%
   Coca-Cola Company (The) ........................        7,000        299,040
   Fomento Economico Mexicano, S.A.B. de C.V. - ADR       12,000        337,800
                                                                   ------------
                                                                        636,840
                                                                   ------------
   FOOD & STAPLES RETAILING -- 0.9%
   SYSCO Corporation ..............................       10,500        234,045
                                                                   ------------

   PERSONAL PRODUCTS -- 1.9%
   Alberto-Culver Company .........................       19,000        464,740
                                                                   ------------

HEALTH CARE -- 35.2%
   BIOTECHNOLOGY -- 3.7%
   Celgene Corporation(a) .........................        2,000        105,900
   Genentech, Inc.(a) .............................        4,900        398,076
   Genzyme Corporation(a) .........................        6,000        413,520
                                                                   ------------
                                                                        917,496
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 14.0%
   Alcon, Inc. ....................................        4,000        342,560
   Baxter International, Inc. .....................       11,000        645,150
   C.R. Bard, Inc. ................................        3,500        299,495
   Conceptus, Inc.(a) .............................       22,500        323,100
   Intuitive Surgical, Inc.(a) ....................        3,000        309,690
   Kinetic Concepts, Inc.(a) ......................       10,000        241,000
   Medtronic, Inc. ................................       21,000        703,290
   St. Jude Medical, Inc.(a) ......................        8,000        290,960
   Stryker Corporation ............................        7,500        316,800
                                                                   ------------
                                                                      3,472,045
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES -- 1.9%
   Henry Schein, Inc.(a) ..........................       12,700        475,361
                                                                   ------------

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 107.4% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 35.2% (CONTINUED)
   LIFE SCIENCES TOOLS & SERVICES -- 5.4%
   Covance, Inc.(a) ...............................       11,400   $    440,040
   Dionex Corporation(a) ..........................        9,500        481,080
   Pharmaceutical Product Development, Inc. .......        7,300        174,397
   Waters Corporation(a) ..........................        7,000        253,190
                                                                   ------------
                                                                      1,348,707
                                                                   ------------
   PHARMACEUTICALS -- 10.2%
   Abbott Laboratories ............................       14,000        776,160
   Johnson & Johnson ..............................        4,600        265,374
   Merck & Company, Inc. ..........................       10,000        285,500
   Novartis AG - ADR ..............................       13,000        536,380
   Teva Pharmaceutical Industries Ltd. - ADR ......       16,000        663,200
                                                                   ------------
                                                                      2,526,614
                                                                   ------------
INDUSTRIALS -- 7.5%
   AIR FREIGHT & LOGISTICS -- 1.1%
   FedEx Corporation ..............................        5,300        269,982
                                                                   ------------

   COMMERCIAL SERVICES & SUPPLIES -- 1.8%
   Waste Management, Inc. .........................       14,700        458,493
                                                                   ------------

   INDUSTRIAL CONGLOMERATES -- 1.6%
   3M Company .....................................        7,300        392,667
                                                                   ------------

   MACHINERY -- 1.9%
   Pall Corporation ...............................       18,100        471,867
                                                                   ------------

   ROAD & RAIL -- 1.1%
   Norfolk Southern Corporation ...................        7,000        268,520
                                                                   ------------

INFORMATION TECHNOLOGY -- 48.9%
   COMMUNICATIONS EQUIPMENT -- 4.2%
   Cisco Systems, Inc.(a) .........................       38,000        568,860
   QUALCOMM, Inc. .................................       13,700        473,335
                                                                   ------------
                                                                      1,042,195
                                                                   ------------
   COMPUTERS & PERIPHERALS -- 11.1%
   Apple, Inc.(a) .................................        8,500        766,105
   EMC Corporation(a) .............................       45,000        496,800
   Hewlett-Packard Company ........................       15,600        542,100
   International Business Machines Corporation ....        7,400        678,210
   Stratasys, Inc.(a) .............................       24,000        257,040
                                                                   ------------
                                                                      2,740,255
                                                                   ------------

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 107.4% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 48.9% (CONTINUED)
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 4.5%
   Agilent Technologies, Inc.(a) ..................       13,600   $    245,888
   Flextronics International Ltd.(a) ..............      120,000        313,200
   Trimble Navigation Ltd.(a) .....................       37,800        560,196
                                                                   ------------
                                                                      1,119,284
                                                                   ------------
   INTERNET SOFTWARE & SERVICES -- 5.2%
   Akamai Technologies, Inc.(a) ...................        6,000         80,880
   Google, Inc. - Class A(a) ......................        3,600      1,218,708
                                                                   ------------
                                                                      1,299,588
                                                                   ------------
   IT SERVICES -- 6.0%
   Accenture Ltd. - Class A .......................       17,900        564,924
   Automatic Data Processing, Inc. ................       14,000        508,620
   Paychex, Inc. ..................................       17,000        412,930
                                                                   ------------
                                                                      1,486,474
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.0%
   Applied Materials, Inc. ........................       75,000        702,750
   Intel Corporation ..............................       13,700        176,730
   NVIDIA Corporation(a) ..........................       15,000        119,250
                                                                   ------------
                                                                        998,730
                                                                   ------------
   SOFTWARE -- 13.9%
   Adobe Systems, Inc.(a) .........................       19,000        366,890
   Citrix Systems, Inc.(a) ........................       27,000        568,080
   Intuit, Inc.(a) ................................       36,000        815,400
   Microsoft Corporation ..........................       40,000        684,000
   Oracle Corporation(a) ..........................       60,000      1,009,800
                                                                   ------------
                                                                      3,444,170
                                                                   ------------
MATERIALS -- 6.6%
   CHEMICALS -- 6.6%
   Ecolab, Inc. ...................................       12,700        431,292
   Scotts Miracle-Gro Company (The) - Class A .....       23,600        760,392
   Sigma-Aldrich Corporation ......................       12,600        454,608
                                                                   ------------
                                                                      1,646,292
                                                                   ------------

TOTAL COMMON STOCKS (Cost $30,317,304) ............                $ 26,654,389
                                                                   ------------

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
MONEY MARKET FUNDS -- 0.0%                                SHARES       VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund -
   Class Y, 0.178% (b) (Cost $192) ................          192   $        192
                                                                   ------------

TOTAL INVESTMENTS AT VALUE (C) -- 107.4%
   (Cost $30,317,496) .............................                $ 26,654,581

LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.4%) ...                  (1,830,869)
                                                                   ------------

TOTAL NET ASSETS -- 100.0% ........................                $ 24,823,712
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2009.

(c) All securities are pledged as collateral for the Fund's bank line of credit (Note 4).

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2009 (UNAUDITED)
================================================================================
ASSETS
   Investments in securities:
     At acquisition cost .......................................   $ 30,317,496
                                                                   ============
     At value (Note 1) .........................................   $ 26,654,581
   Dividends receivable ........................................         13,906
   Receivable for capital shares sold ..........................          2,162
   Other assets ................................................            193
                                                                   ------------
        Total Assets ...........................................     26,670,842
                                                                   ------------

LIABILITIES
   Line of credit payable (Note 4) .............................      1,806,250
   Payable for capital shares redeemed .........................         20,000
   Accrued investment advisory fees (Note 3) ...................         14,235
   Accrued Trustees' fees ......................................            771
   Other liabilities ...........................................          5,874
                                                                   ------------
        Total Liabilities ......................................      1,847,130
                                                                   ------------

NET ASSETS .....................................................   $ 24,823,712
                                                                   ============

Net assets consist of:
   Paid-in capital .............................................   $ 31,888,146
   Accumulated net investment loss .............................        (75,881)
   Accumulated net realized losses from security transactions ..     (3,325,638)
   Net unrealized depreciation on investments ..................     (3,662,915)
                                                                   ------------
Net assets .....................................................   $ 24,823,712
                                                                   ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ..................      3,011,472
                                                                   ============

Net asset value, redemption price and offering price
   per share (Note 1) ..........................................   $       8.24
                                                                   ============

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED)
================================================================================
INVESTMENT INCOME
   Dividends (Net of foreign tax of $141) ....................     $    210,741
                                                                   ------------

EXPENSES
   Investment advisory fees (Note 3) .........................          222,328
   Trustees' fees (Note 3) ...................................            1,512
   Interest expense (Note 4) .................................           62,782
                                                                   ------------
     Total Expenses ..........................................          286,622
                                                                   ------------

NET INVESTMENT LOSS ..........................................          (75,881)
                                                                   ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions ............       (2,849,164)
   Net change in unrealized appreciation/depreciation
      on investments .........................................      (11,239,809)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ............      (14,088,973)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ...................     $(14,164,854)
                                                                   ============

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================
                                                        SIX MONTHS
                                                           ENDED            YEAR
                                                     JANUARY 31, 2009      ENDED
                                                        (UNAUDITED)     JULY 31, 2008
-------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss .............................   $    (75,881)    $   (293,089)
   Net realized losses from security transactions ..     (2,849,164)        (224,506)
   Net change in unrealized appreciation/
     depreciation on investments ...................    (11,239,809)      (7,073,845)
                                                       ------------     ------------
Net decrease in net assets resulting from operations    (14,164,854)      (7,591,440)
                                                       ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ......................             --         (171,453)
                                                       ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .......................      1,321,256        6,729,472
   Net asset value of shares issued in reinvestment
     of distributions to shareholders ..............             --          146,792
   Payments for shares redeemed ....................     (3,008,548)      (7,964,742)
                                                       ------------     ------------
Net decrease in net assets from
   capital share transactions ......................     (1,687,292)      (1,088,478)
                                                       ------------     ------------

TOTAL DECREASE IN NET ASSETS .......................    (15,852,146)      (8,851,371)

NET ASSETS
   Beginning of period .............................     40,675,858       49,527,229
                                                       ------------     ------------
   End of period ...................................   $ 24,823,712     $ 40,675,858
                                                       ============     ============

ACCUMULATED NET INVESTMENT LOSS ....................   $    (75,881)    $         --
                                                       ============     ============

CAPITAL SHARE ACTIVITY
   Sold ............................................        142,122          473,212
   Reinvested ......................................             --            9,657
   Redeemed ........................................       (319,021)        (569,300)
                                                       ------------     ------------
   Net decrease in shares outstanding ..............       (176,899)         (86,431)
   Shares outstanding, beginning of period .........      3,188,371        3,274,802
                                                       ------------     ------------
   Shares outstanding, end of period ...............      3,011,472        3,188,371
                                                       ============     ============

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED)
================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES
   Net decrease in net assets resulting from operations ........   $(14,164,854)
   Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
     Net realized loss from security transactions ..............      2,849,164
     Unrealized depreciation on investments ....................     11,239,809
     Decrease in dividend receivable ...........................          5,058
     Purchase of investment securities .........................     (2,837,452)
     Proceeds from sale of investment securities ...............      6,797,574
     Proceeds from sale of short-term investments, net .........             72
     Decrease in other liabilities .............................        (10,190)
     Decrease in accrued investment advisory fees ..............        (20,787)
     Increase in accrued Trustees' fees ........................          1,512
                                                                   ------------
        NET CASH PROVIDED BY OPERATING ACTIVITIES ..............      3,859,906
                                                                   ------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Decrease in line of credit payable ........................     (2,192,860)
     Decrease in receivable for capital shares sold ............            246
     Increase in payable for capital shares redeemed ...........         20,000
     Payment for shares redeemed ...............................     (1,687,292)
                                                                   ------------
        NET CASH USED IN FINANCING ACTIVITIES ..................     (3,859,906)
                                                                   ------------

NET CHANGE IN CASH
   Cash, beginning of period ...................................             --
                                                                   ------------
   Cash, end of period .........................................   $         --
                                                                   ============

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                          Per Share Data and Ratios for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                    YEARS ENDED
                                             JANUARY 31,    ----------------------------------------------------------------------
                                                2009         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                             (UNAUDITED)       2008           2007           2006           2005           2004
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    12.76     $    15.12     $    12.69     $    12.58     $    11.03     $     9.78
                                             ----------     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
   Net investment income (loss) .........         (0.03)         (0.09)          0.06          (0.06)         (0.03)         (0.05)
   Net realized and unrealized gains
     (losses) on investments ............         (4.49)         (2.22)          2.38           0.17           1.58           1.30
                                             ----------     ----------     ----------     ----------     ----------     ----------
     Total from investment operations ...         (4.52)         (2.31)          2.44           0.11           1.55           1.25
                                             ----------     ----------     ----------     ----------     ----------     ----------
Less distributions from:
    Net investment income ...............            --          (0.05)         (0.01)            --             --             --
                                             ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ........    $     8.24     $    12.76     $    15.12     $    12.69     $    12.58     $    11.03
                                             ==========     ==========     ==========     ==========     ==========     ==========

Total return ............................       (35.42%)(a)    (15.32%)        19.24%          0.87%         14.05%         12.78%
                                             ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) .....    $   24,824     $   40,676     $   49,527     $   38,687     $   35,808     $   22,652
                                             ==========     ==========     ==========     ==========     ==========     ==========

Ratio of expenses to average net assets .         1.81%(b)       1.83%          1.41%          1.41%          1.41%          1.42%

Ratio of expenses to average net assets
   excluding borrowing costs ............         1.41%(b)       1.41%          1.41%          1.41%          1.41%          1.42%

Ratio of net investment income (loss)
   to average net assets ................        (0.48%)(b)     (0.63%)         0.45%         (0.47%)        (0.28%)        (0.56%)

Portfolio turnover rate .................            8%(a)          9%             3%            12%            11%             8%

(a)   Not annualized.

(b)   Annualized.

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2009 (UNAUDITED)
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The GKM Growth Fund (the "Fund") is a diversified series of The GKM Funds (the "Trust"), an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001. The public offering of shares of the Fund commenced on December 28, 2001. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The investment objective of the Fund is long-term capital appreciation.

SECURITIES VALUATION - Equity securities of the Fund generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o     Level 2 - other significant observable inputs

o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, all of the inputs used to value the Fund's investments were Level 1.

SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Trust is open for business. The net asset value is calculated by dividing the value of the Fund's total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year ended July 31, 2008 was ordinary income. There were no distributions during the six months ended January 31, 2009.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of January 31, 2009:

--------------------------------------------------------------------------------
Cost of portfolio investments .................................    $ 30,317,496
                                                                   ============
Gross unrealized appreciation .................................    $  3,009,057
Gross unrealized depreciation .................................      (6,671,972)
                                                                   ------------
Net unrealized depreciation ...................................    $ (3,662,915)
Capital loss carryforwards ....................................        (252,538)
Post-October losses ...........................................        (223,936)
Other losses ..................................................      (2,925,045)
                                                                   ------------
Total accumulated deficit .....................................    $ (7,064,434)
                                                                   ============
--------------------------------------------------------------------------------

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

As of July 31, 2008, the Fund had capital loss carryforwards of $252,538, of which $97,687 expires July 31, 2012, $149,434 expires July 31, 2013, $4,847 expires July 31, 2014 and $570 expires July 31, 2016. In addition, the Fund had net realized losses of $223,936 during the period November 1, 2007 through July 31, 2008, which are treated for federal income tax purposes as arising during the Fund's tax year ending July 31, 2009. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. As required by FIN 48, management has analyzed the Fund's tax positions taken on Federal income tax returns for all open tax years (tax years ended July 31, 2006 through July 31, 2008) and has concluded that no provision for income tax is required in these financial statements.

2.    INVESTMENT TRANSACTIONS

During the six months ended January 31, 2009, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $2,837,452 and $6,797,574, respectively.

3.    TRANSACTIONS WITH AFFILIATES

A Trustee and certain officers of the Trust are affiliated with GKM Advisers, LLC (the "Adviser") or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment management fee at the annual rate of 1.40% of the Fund's average daily net assets.

The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person Trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The Trust and the Adviser have entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

During the six months ended January 31, 2009, the Fund paid commissions of $6,244 to Samuels Chase & Co., Inc., a broker-dealer affiliated with the Adviser, to execute portfolio transactions.

The Fund  pays  each  Trustee  who is not  affiliated  with the  Adviser  $1,000
annually.   Trustees  who  are  affiliated  with  the  Adviser  do  not  receive compensation from the Fund.

4.    BANK LINE OF CREDIT

The Fund has a secured bank line of credit that provides a maximum borrowing of up to $7,600,000. The line of credit may be used to cover redemptions or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of "leverage." Please see the Fund's current prospectus for detailed information on the investment strategies and associated risks involved with the use of leverage by the Fund. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. In addition, the line of credit matures on December 15, 2009. During the six months ended January 31, 2009, the Fund incurred $62,782 of interest expense related to borrowings. The average debt outstanding and the average interest rate during the six months ended January 31, 2009 were $2,919,230 and 4.27%, respectively. The largest outstanding borrowing during the six months ended January 31, 2009 was $4,845,510. As of January 31, 2009, the Fund had outstanding borrowings of $1,806,250. All of the Fund's securities are pledged as collateral for the Fund's bank line of credit.

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    SUBSEQUENT EVENT

The Adviser has agreed to be purchased by First Western Financial, Inc. ("First Western"). It is anticipated that this transaction will close on April 10, 2009. Shareholders of the Fund will be sent proxy materials asking them to approve a new management agreement with First Western Investment Management, Inc. ("FWIM"), a wholly owned subsidiary of First Western. FWIM is a Securities and Exchange Commission registered investment advisory firm.

GKM FUNDS
GKM GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2008 - January 31, 2009).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return before expenses. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

GKM FUNDS
GKM GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

-------------------------------------------------------------------------------------------------
                                              BEGINNING             ENDING
                                            ACCOUNT VALUE        ACCOUNT VALUE     EXPENSES PAID
                                           AUGUST 1, 2008      JANUARY 31, 2009    DURING PERIOD*
-------------------------------------------------------------------------------------------------
Based on Actual Fund Return...........        $1,000.00            $  645.80           $ 7.51
Based on Hypothetical 5% Return
    (before expenses).................        $1,000.00            $1,016.08           $ 9.20
-------------------------------------------------------------------------------------------------

*     Expenses are equal to the Fund's annualized expense ratio of 1.81% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 184/365 (to reflect the one-half year period).


OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-888-GKM-9518. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GKM FUNDS
GKM GROWTH FUND
APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Fund's Management Agreement (the "Agreement") with the Adviser. Approval took place at an in-person meeting held on September 23, 2008, at which all of the Trustees were present.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement continues to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund's shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser's investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance program, and the Adviser's role in coordinating such services and programs. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Agreement with management and also met in a private session with counsel at which no representatives of the Adviser were present.

NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the responsibilities of the Adviser under the Agreement, noting that the Adviser is responsible for providing the Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the Fund. The Trustees reviewed biographical information on each of the Adviser's key personnel from its investment management and compliance teams. Members of the Adviser's investment management and compliance teams' backgrounds and experience in the financial industry were reviewed. The Trustees also considered the Adviser's compliance procedures and its commitment to compliance.

The Trustees considered the Adviser's responsibilities with regards to brokerage selection. Because the Adviser directed all of the Fund's brokerage to an affiliated broker-dealer, the Trustees considered and discussed the benefits accruing to the Adviser from this relationship. The Trustees also considered that the Adviser does not participate in any "soft dollar" arrangements.

GKM FUNDS
GKM GROWTH FUND
APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================

INVESTMENT RESULTS

The Trustees reviewed information regarding the Fund's historical performance as compared to the S&P 500 Index and to other relevant indices and averages. The Trustees observed that the Fund underperformed the average and median performance of large growth funds (the peer group assigned by Morningstar) for the one year, three year and five year periods ended June 30, 2008. It was noted by the Trustees that, from the date of inception through August 31, 2008, the Fund outperformed the S&P 500 Index, its primary benchmark. The Trustees discussed the market environment for large-cap growth stocks since the Fund's inception, noting that, during the majority of this time, large-cap growth has been out of favor with investors. The Trustees further noted that three of the best performing areas of the market (i.e. energy, utilities and commodity-related stocks) during a majority of the time since the Fund's inception were not held by the Fund due to the Adviser's belief that these sectors do not typically represent long-term "growth" opportunities. The Trustees also considered and reviewed the Fund's absolute performance and noted the Fund's low portfolio turnover ratio in achieving this performance. The Trustees considered the Fund's portfolio turnover rate and noted that a low portfolio turnover rate generally means that a fund has incurred less transaction costs than other funds with higher rates of portfolio turnover. The Trustees further noted that higher transaction costs may reduce performance and potentially increase the tax burden of fund investors. It was pointed out to the Trustees that the highest annual portfolio turnover ratio for the Fund since its inception was 12%, as compared to the average equity fund that has a portfolio turnover ratio of approximately 100%. The Trustees took into account the tax efficiency of the Fund, noting that the Fund has paid only two distributions of net investment income since inception.

The Trustees reviewed the Fund's Morningstar ratings, noting that the Fund is currently rated three stars overall and for the five year period and two stars for the three year period.

ADVISORY FEES AND TOTAL EXPENSES

In reviewing the advisory fee and total expense ratio of the Fund, the Trustees were provided with comparative expense and advisory fee information for equity funds classified by Morningstar as large growth funds. The Trustees considered the Fund's unique fee arrangement in which the Adviser is responsible for paying most of the Fund's ordinary operating expenses out of its resources, noting that comparisons with the Fund's overall expense ratio may be more relevant than comparisons of advisory fees only. The Trustees specifically noted that the Fund's total expense ratio (1.41% excluding borrowing costs in the most recent fiscal year), while higher than the average of all funds classified by Morningstar as large growth (1.35%), is less than the average expense ratio of such funds having less than $100 million in assets (1.47%). The Trustees further noted that many of the funds having less than $100 million in net assets were members of a larger fund complex which would benefit from economies of scale that would lower their expense ratios.

GKM FUNDS
GKM GROWTH FUND
APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================

The Trustees also reviewed information regarding the advisory fees paid by institutional and other private clients of the Adviser with similar investment mandates. They noted, however, that there were significant investment, operational and regulatory differences between advising a mutual fund and institutional or private clients.

The Trustees reviewed a recent balance sheet of the Adviser and a statement of the Adviser's revenues and expenses with respect to the Agreement over the past four fiscal years. The Trustees noted that the Adviser's analysis indicated that, after a reasonable allocation of the Adviser's overall operating expenses, the Adviser incurred an operating loss of more than $300,000 with respect to the Agreement during the fiscal year ended July 31, 2008. The Trustees further noted that the Adviser's analysis indicated that the Adviser also incurred significant operating losses for the three previous fiscal years.

ANCILLARY BENEFITS

The Trustees considered the ancillary benefits that the Adviser may receive with regard to providing these services to the Fund and concluded that, in light of the amounts involved, these factors are only secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.

ECONOMIES OF SCALE

The Trustees considered economies of scale, noting that at the present time the Fund has not realized any significant economies of scale. The Board observed that if the Fund grows in assets, this factor will become more relevant to their consideration process.

CONCLUSION

Based on their review, including their consideration of each of the factors referred to above, the Independent Trustees concluded that: (i) based on the historical performance of the Fund, and in particular the long-term performance record of the Fund, consistent application of the Fund's investment strategies despite market sentiment, as well as the other services provided under the Agreement, such as the selection of broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and overseeing the activities of the Fund's other service providers, they believe that the Adviser has provided high quality services to the Fund as compared to similarly managed funds; (ii) the Fund's overall expense ratio of 1.41% (excluding borrowing costs) is slightly less than the average for comparably managed funds with assets of $100 million or less; and (iii) comparisons between the advisory fees payable to the Adviser with other comparably managed funds and to the other non-investment company accounts managed by the Adviser are not particularly meaningful due to the Adviser's commitment to the Fund to pay most of its ordinary operating expenses out of its own resources. The Independent Trustees also considered economies of scale, deciding that at the present time it would not be relevant to consider the extent to which economies of scale would be realized

GKM FUNDS
GKM GROWTH FUND
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================

as the Fund grows and whether fee levels reflect these economies of scale. The Independent Trustees did note that if the Fund grows significantly in assets it may become necessary for the Adviser to consider adding fee breakpoints to the Agreement. The Independent Trustees also considered the "fallout benefits" to, and the profitability of, the Adviser but, given the amounts involved, viewed these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to renew the Agreement for an additional annual period.

                       This page intentionally left blank.

================================================================================

                  GKM FUNDS

                  INVESTMENT ADVISER
                  GKM Advisers, LLC
                  11150 Santa Monica Boulevard
                  Suite 850
                  Los Angeles, California  90025

                  ADMINISTRATOR
                  Ultimus Fund Solutions, LLC
                  225 Pictoria Drive
                  Suite 450
                  Cincinnati, Ohio  45246
                  1.888.GKM.9518

                  CUSTODIAN
                  US Bank, N.A.
                  425 Walnut Street
                  Cincinnati, Ohio  45202

                  BOARD OF TRUSTEES
                  Darrin F. DelConte
                  Brian D. Horner
                  Nicholas G. Tonsich
                  Timothy J. Wahl

                  OFFICERS
                  Timothy J. Wahl, President
                  Robert G. Dorsey, Vice President
                  David L. Kahn, CCO and Secretary
                  Mark J. Seger, Treasurer

================================================================================

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The GKM Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Timothy J. Wahl
                              --------------------------------------------------
                                    Timothy J. Wahl, President

Date          March 19, 2009
         ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Timothy J. Wahl
                              --------------------------------------------------
                                    Timothy J. Wahl, President

Date          March 19, 2009
         ---------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          March 19, 2009
         ---------------------------

* Print the name and title of each signing officer under his or her signature.